RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Professional fees	[1]	$ 1,040	$ 1,029
Shareholders [Member]
Disclosure of transactions between related parties [line items]
Professional fees		$ 503	$ 455

[1]	Includes payments to shareholders for the years ended 2022 and 2021 of $503 and $455, respectively.